Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2024	2023
	€ in thousands
Cash	41,130	21,093
On call deposits	4	30,034
Cash and cash equivalents	41,134	51,127

Cash and cash equivalents in the statement of cash flows	41,134	51,127